Provisions - Summary of Provisions (Detail) - Litigation and other [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of other provisions [line items]
Beginning balance	$ 573	$ 287
Provisions made during the year	203	470
Provisions utilized / released during the year	(365)	(184)
Ending balance	$ 411	$ 573